Dec. 23, 2014
Exceed Structured Enhanced Index Strategy Fund
Exceed Structured Enhanced Index Strategy Fund
All references to the Exceed Structured Enhanced Index Strategy Fund are hereby replaced with Exceed Defined Enhancement Index Fund.